COMMITMENTS AND CONTINGENCIES	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Restructuring Cost and Reserve [Line Items]
COMMITMENTS AND CONTINGENCIES

20. COMMITMENTS AND CONTINGENCIES

In the ordinary course of business, the Company may be subject to commitments and contingencies, including capital commitments, legal proceedings regarding contractual and employment relationships and a variety of other matters. The Company records contingent liabilities resulting from such claims, when a loss is assessed to be probable and the amount of the loss is reasonably estimable. In the opinion of management, there were no pending or threatened significant claims and litigation as of December 31, 2023 and through the issuance date of these consolidated financial statements.

Cetus Capital Acquisition Corp [Member]
Restructuring Cost and Reserve [Line Items]
COMMITMENTS AND CONTINGENCIES

Note 7 - Commitments and Contingency

(a)	Registration Rights

The holders of the Founder Shares issued and outstanding, as well as the holders of the Placement Units and any units our sponsor, officers, directors, initial stockholders or their affiliates may be issued in payment of working capital loans or extension loans made to the Company (and all underlying securities), are entitled to registration rights pursuant to a registration rights agreement that was signed at the time of our Initial Public offering requiring the Company to register such securities for resale (in the case of the Founder Shares, only after conversion to our Class A common stock). The holders of these securities are entitled to make up to two demands that the Company register such securities. The holders of the majority of the Founder Shares can elect to exercise these registration rights at any time commencing three months prior to the date on which the Founder Shares are to be released from escrow. The holders of a majority of the Placement Units and units issued to our sponsor, officers, directors, initial stockholders or their affiliates in payment of working capital loans and extension loans made to the Company (or underlying securities) can elect to exercise these registration rights at any time after the company consummates a Business Combination. In addition, the holders have certain “piggy-back” registration rights with respect to registration statements filed subsequent to the completion of a Business Combination and rights to require the Company to register for resale such securities pursuant to Rule 415 under the Securities Act. However, the registration rights agreement provides that the Company will not be required to effect or permit any registration or cause any registration statement to become effective until termination of the applicable lock-up period. The registration rights agreement does not contain liquidated damages or other cash settlement provisions resulting from delays in registering the Company’s securities. The Company will bear the expenses incurred in connection with the filing of any such registration statements.

(b)	Underwriting Agreement

At the IPO date, the Company granted EF Hutton, division of Benchmark Investments, LLC, the representative of the underwriters a 45-day option from the date of the offering to purchase up to 750,000 additional Units to cover over-allotments, if any, at the IPO price less the underwriting discounts and commissions. On February 1, 2023, the underwriters fully exercised the over-allotment option to purchase 750,000 units, generating gross proceeds to the Company of $7,500,000 (see Note 3), and the closing occurred simultaneously with the Initial Public Offering on February 3, 2023.

The underwriters received a cash underwriting discount of one and one-half percent (1.5%) of the gross proceeds of the Initial Public Offering, or $862,500. In addition, the underwriters are entitled to a deferred fee of three percent (3.0%) of the gross proceeds of the Initial Public Offering, or $1,725,000 upon closing of the Business Combination. The deferred fee will be paid in cash upon the closing of a Business Combination from the amounts held in the Trust Account, subject to the terms of the underwriting agreement.

In addition, in conjunction with the Initial Public Offering, the Company issued to the underwriter 57,500 shares of Class A common stock (the “Representative Shares”) upon the closing of the IPO on February 3, 2023. The Company estimates the fair value of Representative Shares to be $137,448 in total, or $2.39 per Representative Share. The Company accounted for the estimated fair value of the Representative Shares as an offering cost of the IPO and allocated such cost against temporary equity for the amount allocated to the redeemable shares and to equity for the allocable portion relating to the warrants and rights.

The holders of the Representative Shares agreed (a) that they will not transfer, assign or sell any such shares without the Company’s prior consent until the completion of the initial Business Combination, (ii) to waive their redemption rights (or right to participate in any tender offer) with respect to such shares in connection with the completion of the initial Business Combination and (iii) to waive their rights to liquidating distributions from the Trust Account with respect to such shares if the Company fails to complete the initial Business Combination within the Combination Period.

CETUS CAPITAL ACQUISITION CORP.

NOTES TO UNAUDITED FINANCIAL STATEMENTS

Note 7 - Commitments and Contingency (Continued)

On April 24, 2024, the Company, EF Hutton, MKD Taiwan, MKD BVI and MKDWELL Tech Inc. (“MKD Parties”) entered into a Satisfaction and Discharge of Indebtedness Pursuant to Underwriting Agreement Dated January 31, 2023 (the “Satisfaction and Discharge Agreement”), pursuant to which, among other things, EF Hutton waived $862,500 of the $1,725,000 cash deferred underwriting commission (the “Deferred Underwriting Commission”) that would otherwise be immediately due and payable to it pursuant to the Underwriting Agreement dated January 31, 2023 by and between the Company and EF Hutton upon the closing of the Business Combination, accepting in lieu thereof (i) a one-time cash payment of $862,500 on or before the closing of the Business Combination and (ii) the issuance of 115,000 ordinary shares of PubCo at $10.00 per share on or before the closing of the Business Combination (the “Ordinary Shares”).

The Satisfaction and Discharge Agreement also provides that, within sixty (60) days of the closing of the Business Combination, the Company, the MKD Parties or their successors-in-interest shall cause the Ordinary Shares issued to EFH pursuant to the Satisfaction and Discharge Agreement to be registered under the Securities Act of 1933, as amended (the “Securities Act”).

If the aggregate volume weighted average price (“VWAP”) of the 115,000 Ordinary Shares that EFH holds as a result of the Satisfaction and Discharge Agreement, as of the effectiveness date of the registration statement for such Ordinary Shares, is lower than $1,150,000 (the “Original Aggregate Share Value”) (the difference between the VWAP value on such date and the Original Aggregate Share Value, the “Difference in Amount”), then the Company, the MKD Parties or their successors-in-interest shall compensate EFH either in cash or issuing additional Ordinary Shares at a new value of Ordinary Shares (the “New Share Price”) in an amount equal to the Difference in Amount on the effectiveness date of the registration statement. If the Company, the MKD Parties and/or their successors in interest decide to compensate EFH the Difference in Amount in issuing additional Ordinary Shares, then the New Share Price shall equal an amount that is the lowest of the VWAP for a period of five (5) trading days immediately prior to the effectiveness date of the registration statement, subject to certain limitations as set forth in the Satisfaction and Discharge Agreement.

Alternatively, if the date that is five (5) trading days prior to the day the Ordinary Shares issued to EFH pursuant to the Satisfaction & Discharge Agreement are eligible for release pursuant to Rule 144 promulgated under the Securities Act, the aggregate VWAP value of such Ordinary Shares is lower than the Original Aggregate Share Value, then the Company, the MKD Parties or their successor in interest shall compensate EFH either in cash or issuing additional Ordinary Shares at the New Share Price in an amount equal to the Difference in Amount on such date. If the Company, the MKD Parties, or their successor in interest decide to compensate EFH for the Difference in Amount in issuing additional Ordinary Shares, then the New Share Price of such additional Ordinary Shares shall equal an amount that is the lowest of the VWAP for a period of five (5) trading days immediately prior to the end of the twelve-month month period immediately following the closing of the Business Combination, subject to certain limitations as set forth in the Satisfaction and Discharge Agreement. But the parties hereto agree that the Company and the MKD Parties shall also be treated as having discharged all liability relating to the Difference in Amount by issuing an additional 200,000 Ordinary Shares to EF Hutton (for a total of 315,000 Ordinary Shares issued to EF Hutton). The Company will nevertheless proceed to register all or any of the Ordinary Shares EF Hutton has requested to be registered.

MKDWELL Tech Inc. has agreed to register the resale of the Ordinary Shares that may be issued to EFH pursuant to the Satisfaction & Discharge Agreement.

As result, the fair value of Deferred underwriting commission was substantially changed. According to ASC Topic 470, if it is determined that the original and new debt instruments are substantially different, and the new debt instrument shall be initially recorded at fair value, and that amount shall be used to determine the debt extinguishment gain or loss to be recognized and the effective rate of the new instrument. Therefore, the new deferred underwriting commission was initially recorded at fair value, amounting to $2,130,500 which consisted the cash payment of $862,500 and the fair value of 115,000 ordinary shares as of June 30, 2024, and a loss from extinguishment of debt with amounting to $405,500 was recognized in the six months ended June 30, 2024.

(c)	Right of First Refusal

For a period beginning on the closing of the IPO and ending 24 months from the closing of a business combination, we have granted EF Hutton a right of first refusal to act as lead-left book running manager and lead left manager for any and all future private or public equity, convertible and debt offerings during such period. In accordance with FINRA Rule 5110(g)(3)(A)(i), such right of first refusal shall not have a duration of more than three years from the effective date of the IPO registration statement.

CETUS CAPITAL ACQUISITION CORP.

NOTES TO UNAUDITED FINANCIAL STATEMENTS

Note 7 - Commitments and Contingency

(a)	Registration Rights

The holders of the Founder Shares issued and outstanding, as well as the holders of the Placement Units and any units our sponsor, officers, directors, initial stockholders or their affiliates may be issued in payment of working capital loans or extension loans made to the Company (and all underlying securities), are entitled to registration rights pursuant to a registration rights agreement that was signed at the time of our Initial Public offering requiring the Company to register such securities for resale (in the case of the Founder Shares, only after conversion to our Class A common stock). The holders of these securities are entitled to make up to two demands that the Company register such securities. The holders of the majority of the Founder Shares can elect to exercise these registration rights at any time commencing three months prior to the date on which the Founder Shares are to be released from escrow. The holders of a majority of the Placement Units and units issued to our sponsor, officers, directors, initial stockholders or their affiliates in payment of working capital loans and extension loans made to the Company (or underlying securities) can elect to exercise these registration rights at any time after the company consummates a Business Combination. In addition, the holders have certain “piggy-back” registration rights with respect to registration statements filed subsequent to the completion of a Business Combination and rights to require the Company to register for resale such securities pursuant to Rule 415 under the Securities Act. However, the registration rights agreement provides that the Company will not be required to effect or permit any registration or cause any registration statement to become effective until termination of the applicable lock-up period. The registration rights agreement does not contain liquidated damages or other cash settlement provisions resulting from delays in registering the Company’s securities. The Company will bear the expenses incurred in connection with the filing of any such registration statements.

(b)	Underwriting Agreement

At the IPO date, the Company granted EF Hutton, division of Benchmark Investments, LLC, the representative of the underwriters a 45-day option from the date of the offering to purchase up to 750,000 additional Units to cover over-allotments, if any, at the IPO price less the underwriting discounts and commissions. On February 1, 2023, the underwriters fully exercised the over-allotment option to purchase 750,000 units, generating gross proceeds to the Company of $7,500,000 (see Note 3), and the closing occurred simultaneously with the Initial Public Offering on February 3, 2023.

The underwriters received a cash underwriting discount of one and one-half percent (1.5%) of the gross proceeds of the Initial Public Offering, or $862,500. In addition, the underwriters are entitled to a deferred fee of three percent (3.0%) of the gross proceeds of the Initial Public Offering, or $1,725,000 upon closing of the Business Combination. The deferred fee will be paid in cash upon the closing of a Business Combination from the amounts held in the Trust Account, subject to the terms of the underwriting agreement.

In addition, in conjunction with the Initial Public Offering, the Company issued to the underwriter 57,500 shares of Class A common stock (the “Representative Shares”) upon the closing of the IPO on February 3, 2023. The Company estimates the fair value of Representative Shares to be $137,448 in total, or $2.39 per Representative Share. The Company accounted for the estimated fair value of the Representative Shares as an offering cost of the IPO and allocated such cost against temporary equity for the amount allocated to the redeemable shares and to equity for the allocable portion relating to the warrants and rights.

The holders of the Representative Shares agreed (a) that they will not transfer, assign or sell any such shares without the Company’s prior consent until the completion of the initial Business Combination, (ii) to waive their redemption rights (or right to participate in any tender offer) with respect to such shares in connection with the completion of the initial Business Combination and (iii) to waive their rights to liquidating distributions from the Trust Account with respect to such shares if the Company fails to complete the initial Business Combination within the Combination Period.

(c)	Right of First Refusal

For a period beginning on the closing of the IPO and ending 24 months from the closing of a business combination, we have granted EF Hutton a right of first refusal to act as lead-left book running manager and lead left manager for any and all future private or public equity, convertible and debt offerings during such period. In accordance with FINRA Rule 5110(g)(3)(A)(i), such right of first refusal shall not have a duration of more than three years from the effective date of the registration statement of which this prospectus forms a part.

CETUS CAPITAL ACQUISITION CORP.

NOTES TO FINANCIAL STATEMENTS